Estimated fair value of financial instruments (Tables)	12 Months Ended
Mar. 31, 2019
Fair Value, by Balance Sheet Grouping

A comparison of the fair values and carrying values of financial instruments is set out below:

	As of
	March 31, 2018										March 31, 2019
			Estimated Fair Value										Estimated Fair Value
	Carrying Value		Level 1		Level 2		Level 3		Total		Carrying Value		Level 1		Level 2		Level 3		Total		Carrying Value		Estimated Fair Value
	(In millions)
Financial Assets:
Cash and due from banks, and restricted cash	Rs.	574,151.0	Rs.	574,151.0	Rs.	0.0	Rs.	0.0	Rs.	574,151.0	Rs.	734,872.6	Rs.	734,872.6	Rs.	0.0	Rs.	0.0	Rs.	734,872.6	US$	10,625.7	US$	10,625.7
Investments held for trading		167,513.9		3,652.4		163,861.5		0.0		167,513.9		265,516.1		1,999.6		263,516.5		0.0		265,516.1		3,839.2		3,839.2
Investments available for sale debt securities		2,221,443.3		4,009.7		2,198,899.0		18,534.6		2,221,443.3		2,633,348.4		34,807.2		2,559,728.3		38,812.9		2,633,348.4		38,076.2		38,076.2
Securities purchased under agreements to resell		650,018.6		0.0		650,018.6		0.0		650,018.6		76,213.5		0.0		76,213.5		0.0		76,213.5		1,102.0		1,102.0
Loans		7,263,671.8		0.0		2,078,100.0		5,218,275.8		7,296,375.8		8,963,232.6		0.0		2,593,533.9		6,378,523.8		8,972,057.7		129,601.3		129,729.0
Accrued interest receivable		77,894.7		0.0		77,894.7		0.0		77,894.7		93,031.7		0.0		93,031.7		0.0		93,031.7		1,345.2		1,345.2
Other assets		248,805.3		559.3		246,590.6		0.0		247,149.9		344,873.6		2,390.1		340,767.5		0.0		343,157.6		4,986.6		4,961.8
Financial Liabilities :
Interest-bearing deposits		6,693,649.3		0.0		6,716,360.3		0.0		6,716,360.3		7,804,717.5		0.0		7,826,794.0		0.0		7,826,794.0		112,850.2		113,169.4
Non-interest-bearing deposits		1,190,102.2		0.0		1,190,102.2		0.0		1,190,102.2		1,420,309.4		0.0		1,420,309.4		0.0		1,420,309.4		20,536.6		20,536.6
Securities sold under repurchase agreements		138,000.0		0.0		138,000.0		0.0		138,000.0		174,000.0		0.0		174,000.0		0.0		174,000.0		2,515.9		2,515.9
Short-term borrowings		779,201.7		0.0		779,418.7		0.0		779,418.7		654,058.0		0.0		655,215.2		0.0		655,215.2		9,457.2		9,473.9
Accrued interest payable		65,514.4		0.0		65,514.4		0.0		65,514.4		79,372.5		0.0		79,372.5		0.0		79,372.5		1,147.7		1,147.7
Long-term debt		932,906.3		0.0		943,813.5		0.0		943,813.5		1,044,553.0		0.0		1,061,687.0		0.0		1,061,687.0		15,103.4		15,351.2
Accrued expenses and other liabilities		301,871.0		0.0		301,871.0		0.0		301,871.0		366,071.3		0.0		366,071.3		0.0		366,071.3		5,293.1		5,293.1